UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

MetLife Core Plus Fund

I Class Shares - LPCIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about I Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents/. You can also request this information by contacting us at 800-252-4993.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, I Class Shares	$22	0.45%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$111,952,677	369	$19,842	103%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Municipal Bonds	0.5%
Consumer Discretionary	1.0%
Foreign Government Bond	1.0%
Consumer Staples	1.1%
Materials	1.1%
Industrials	2.3%
Information Technology	2.4%
Health Care	2.5%
Energy	2.5%
Communication Services	4.1%
Asset-Backed Securities	4.7%
Utilities	4.8%
Financials	11.3%
U.S. Treasury Obligations	25.3%
Mortgage-Backed Securities	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.500%	03/15/29	2.3%
U.S. Treasury Notes	3.375%	02/29/28	2.2%
U.S. Treasury Bonds	3.000%	02/15/49	1.9%
U.S. Treasury Bonds	3.125%	05/15/48	1.8%
U.S. Treasury Notes	3.875%	04/15/29	1.8%
U.S. Treasury Notes	3.875%	03/31/31	1.8%
U.S. Treasury Bonds	4.625%	11/15/45	1.5%
U.S. Treasury Bonds	4.625%	02/15/46	1.5%
U.S. Treasury Notes	3.500%	01/31/28	1.5%
U.S. Treasury Bonds	4.625%	11/15/55	1.3%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  800-252-4993

  https://investments.metlife.com/mutual-fund-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-252-4993 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LPCIX-SAR-2026

The Advisors' Inner Circle Fund III

MetLife Core Plus Fund

R Class Shares - LPCYX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about R Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents/. You can also request this information by contacting us at 800-252-4993.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, R Class Shares	$22	0.45%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$111,952,677	369	$19,842	103%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Municipal Bonds	0.5%
Consumer Discretionary	1.0%
Foreign Government Bond	1.0%
Consumer Staples	1.1%
Materials	1.1%
Industrials	2.3%
Information Technology	2.4%
Health Care	2.5%
Energy	2.5%
Communication Services	4.1%
Asset-Backed Securities	4.7%
Utilities	4.8%
Financials	11.3%
U.S. Treasury Obligations	25.3%
Mortgage-Backed Securities	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.500%	03/15/29	2.3%
U.S. Treasury Notes	3.375%	02/29/28	2.2%
U.S. Treasury Bonds	3.000%	02/15/49	1.9%
U.S. Treasury Bonds	3.125%	05/15/48	1.8%
U.S. Treasury Notes	3.875%	04/15/29	1.8%
U.S. Treasury Notes	3.875%	03/31/31	1.8%
U.S. Treasury Bonds	4.625%	11/15/45	1.5%
U.S. Treasury Bonds	4.625%	02/15/46	1.5%
U.S. Treasury Notes	3.500%	01/31/28	1.5%
U.S. Treasury Bonds	4.625%	11/15/55	1.3%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  800-252-4993

  https://investments.metlife.com/mutual-fund-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-252-4993 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LPCYX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

MetLife Core Plus Fund

Semi-Annual Financials and Other Information

April 30, 2026

Investment Adviser:

MetLife Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	25
Other Information (Form N-CSRS Items 8-11) (Unaudited)	38

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 34.2%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 29.8%
FHLMC
2.000%, 01/01/37 to 05/01/52	$1,243,723	$1,041,274
2.500%, 11/01/51 to 01/01/52	1,925,214	1,651,498
3.000%, 12/01/47	51,944	46,730
3.500%, 11/01/48	228,436	212,787
4.000%, 09/01/48	44,597	42,511
4.500%, 07/01/52	507,715	495,499
5.000%, 01/01/53 to 05/01/55	1,627,599	1,614,082
5.500%, 01/01/53 to 09/01/55	3,449,611	3,502,039
6.000%, 01/01/53 to 07/01/55	1,653,458	1,713,027
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 11/25/54 (A)	91,112	91,371
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	26,284	24,104
FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	104,664	93,705
FHLMC, Ser 2025-5605, Cl NF
4.595%, SOFR30A + 0.950%, 12/25/55 (A)	538,921	540,628
FNMA
1.790%, 08/01/31	164,738	144,439
1.850%, 09/01/35	221,540	196,128
2.000%, 01/01/42 to 12/01/51	2,284,680	1,878,460
2.500%, 06/01/50 to 04/01/52	3,110,807	2,670,506
3.000%, 12/01/31 to 07/01/52	3,671,915	3,317,239
3.040%, 01/01/28	155,770	152,888
3.500%, 07/01/43 to 04/01/52	1,877,731	1,745,634
4.000%, 03/01/48 to 08/01/52	681,849	645,766
4.500%, 06/01/52 to 09/01/52	694,199	678,459
5.000%, 02/01/31 to 11/01/53	1,909,084	1,897,997
5.500%, 12/01/39 to 08/01/54	1,612,786	1,632,708
6.000%, 10/01/53 to 03/01/54	1,115,587	1,145,779

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	$955	$971
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	1,901	1,927
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	9,552	10,135
FNMA, Ser 2022-57, Cl FA
4.345%, SOFR30A + 0.700%, 09/25/52 (A)	614,671	607,482
FNMA, Ser 2022-61, Cl F
4.345%, SOFR30A + 0.700%, 09/25/52 (A)	540,386	534,075
GNMA
2.000%, 12/20/50 to 02/20/51	820,051	674,993
2.500%, 04/20/51 to 11/20/51	1,073,553	921,394
3.000%, 04/20/50	205,067	182,900
4.000%, 04/20/49 to 04/20/52	1,056,646	1,002,436
4.423%, 01/20/67 (A)	28,316	28,181
5.000%, 07/20/53	234,430	233,509
GNMA, Ser 2010-H14, Cl BI, IO
1.544%, 07/20/60 (A)	1,692	185
GNMA, Ser 2017-H16, Cl PT
4.417%, 05/20/66 (A)	37	36
UMBS TBA
2.000%, 05/15/56	710,000	567,924
3.000%, 05/15/56	605,000	529,552
3.500%, 05/15/56	925,000	841,876
		33,312,834

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.4%
BANK, Ser 2022-BNK40, Cl A4
3.502%, 03/15/64 (A)	115,000	107,007
BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	75,000	68,383
BBCMS Mortgage Trust, Ser C32, Cl A5
5.720%, 02/15/62	195,000	204,845

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55 (A)	$185,000	$171,538
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.590%, 05/15/55 (A)	205,000	191,624
BFLD Commercial Mortgage Trust, Ser 660F, Cl B
5.455%, TSFR1M + 1.800%, 11/15/42 (A) (B)	190,000	190,119
BFLD Commercial Mortgage Trust, Ser 660F, Cl C
5.805%, TSFR1M + 2.150%, 11/15/42 (A) (B)	125,000	125,078
BSPRT Issuer, Ser 2026-FL13, Cl A
5.150%, TSFR1M + 1.500%, 10/18/43 (A) (B)	135,000	135,154
BX Commercial Mortgage Trust, Ser 2026-CSMO, Cl B
5.355%, TSFR1M + 1.700%, 02/15/43 (A) (B)	270,000	270,506
BX Commercial Mortgage Trust, Ser 2026-VLT9, Cl A
5.355%, TSFR1M + 1.700%, 03/15/45 (A) (B)	340,000	339,363
BX Commercial Mortgage Trust, Ser AIRC, Cl A
5.346%, TSFR1M + 1.691%, 08/15/41 (A) (B)	234,158	234,810
CHI Commercial Mortgage Trust, Ser 2025-110W, Cl A
5.102%, 12/13/40 (A) (B)	110,000	109,387
Citigroup Commercial Mortgage Trust, Ser GC41, Cl A5
2.869%, 08/10/56	175,000	164,633
Citigroup Commercial Mortgage Trust, Ser P6, Cl A5
3.720%, 12/10/49 (A)	55,000	54,449
CSMC LLC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	125,000	116,388
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A) (B)	300,597	266,080
HIH Trust, Ser 61P, Cl A
5.497%, TSFR1M + 1.842%, 10/15/41 (A) (B)	311,229	311,424
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	215,000	201,051
MF1, Ser 2025-FL17, Cl A
4.981%, TSFR1M + 1.320%, 02/18/40 (A) (B)	255,000	255,042

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
MF1, Ser 2026-FL22, Cl A
5.060%, TSFR1M + 1.400%, 11/18/43 (A) (B)	$110,000	$110,000
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A) (B)	149,059	144,226
MTN Commercial Mortgage Trust, Ser 2026-LPFX, Cl A
5.153%, 05/15/43 (A) (B)	165,000	165,776
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
4.445%, SOFR30A + 0.800%, 11/25/54 (A) (B)	81,202	81,223
Oceanview Mortgage Trust, Ser 2025-2, Cl AF1
4.495%, SOFR30A + 0.850%, 04/25/55 (A) (B)	100,535	100,614
Oceanview Mortgage Trust, Ser 2026-1, Cl AF1
4.545%, SOFR30A + 0.900%, 02/25/56 (A) (B)	311,855	311,917
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/54 (A) (B)	137,955	138,457
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.048%, 10/25/48 (A) (B)	245,527	243,604
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A) (B)	41,851	40,767
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	120,000	111,771
		4,965,236
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $39,673,629)		38,278,070

CORPORATE OBLIGATIONS — 33.3%

COMMUNICATION SERVICES — 4.1%
Alphabet
4.700%, 11/15/35	245,000	240,512
5.450%, 11/15/55	190,000	181,738

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
AT&T
3.500%, 06/01/41	$240,000	$185,143
3.550%, 09/15/55	195,000	125,564
5.700%, 11/01/54	215,000	199,439
6.000%, 11/15/34	20,000	20,442
Frontier Communications Holdings
6.000%, 01/15/30 (B)	219,000	220,209
6.750%, 05/01/29 (B)	106,000	106,000
HUT 8 DC
6.192%, 11/15/42 (B)	115,000	115,952
IHS Holding
5.625%, 11/29/26 (B)	250,000	249,029
Meta Platforms
5.250%, 05/15/36	195,000	194,454
5.400%, 08/15/54	155,000	137,762
5.550%, 08/15/64	115,000	101,514
6.300%, 05/15/56	110,000	109,849
Paramount Global
5.900%, 10/15/40	240,000	186,342
6.250%, US0003M + 3.899%, 02/28/57 (A)	225,000	160,745
6.375%, H15T5Y + 3.999%, 03/30/62 (A)	470,000	364,505
QTS Fayetteville I Dc1-2
5.700%, 04/15/36 (B)	170,000	165,342
Rakuten Group
9.750%, 04/15/29 (B)	245,000	268,768
RD Michigan Property Owner I
7.500%, 03/30/45 (B)	145,000	144,971
Time Warner Cable
5.875%, 11/15/40	380,000	343,604
6.550%, 05/01/37	470,000	472,260
7.300%, 07/01/38	115,000	120,249
T-Mobile USA
5.700%, 01/15/56	280,000	264,285
		4,678,678

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — 1.0%
Amazon.com
4.875%, 03/13/36	$340,000	$335,013
5.800%, 03/13/56	170,000	167,321
Flutter Treasury DAC
6.375%, 04/29/29 (B)	215,000	218,146
Resorts World Las Vegas
4.625%, 04/06/31 (B)	270,000	228,429
Stellantis Finance US
5.350%, 03/17/28 (B)	200,000	201,476
		1,150,385

CONSUMER STAPLES — 1.1%
Anheuser-Busch
4.900%, 02/01/46	107,000	96,791
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	65,000	66,142
BAT Capital
4.390%, 08/15/37	315,000	286,852
4.625%, 03/22/33	255,000	249,887
5.350%, 08/15/32	180,000	185,042
5.834%, 02/20/31	190,000	198,776
Reynolds American
8.125%, 05/01/40	45,000	52,730
		1,136,220

ENERGY — 2.5%
Baker Hughes Holdings
5.000%, 06/15/36	360,000	354,286
5.850%, 06/15/56	115,000	113,513
Cheniere Energy
5.200%, 07/30/36 (B)	125,000	123,575
Continental Resources
2.268%, 11/15/26 (B)	225,000	222,480
Energy Transfer
6.300%, 01/15/56	145,000	143,249
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/42 (B)	230,000	234,040

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Hess
5.800%, 04/01/47	$215,000	$218,018
6.000%, 01/15/40	355,000	376,241
HF Sinclair
5.000%, 02/01/28	100,000	99,773
Occidental Petroleum
6.450%, 09/15/36	215,000	231,048
ONEOK
5.400%, 10/15/35	210,000	209,817
Petroleos Mexicanos
7.690%, 01/23/50	275,000	251,504
Raizen Fuels Finance
6.250%, 07/08/32 (B)	310,000	169,725
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	157,347
		2,904,616

FINANCIALS — 11.3%
Ally Financial
7.100%, H15T5Y + 3.148%, 08/15/74 (A) (C)	35,000	34,972
Apollo Global Management
5.700%, 03/30/36	155,000	155,579
Atlas Warehouse Lending
4.625%, 11/15/28 (B)	250,000	246,836
5.250%, 01/15/33 (B)	255,000	249,369
Avolon Holdings Funding
5.750%, 11/15/29 (B)	295,000	302,233
5.750%, 03/01/29 (B)	160,000	163,663
6.375%, 05/04/28 (B)	160,000	164,751
Bank of America
4.571%, SOFR + 1.830%, 04/27/33 (A)	205,000	201,738
5.288%, SOFR + 1.910%, 04/25/34 (A)	200,000	203,095
5.468%, SOFR + 1.650%, 01/23/35 (A)	370,000	378,016
Canadian Imperial Bank of Commerce
4.283%, SOFRINDX + 0.790%, 01/29/30 (A)	255,000	253,137
CI Financial
3.200%, 12/17/30	675,000	604,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Citibank
5.570%, 04/30/34	$170,000	$176,923
Citigroup
2.561%, SOFR + 1.167%, 05/01/32 (A)	490,000	440,294
5.174%, SOFR + 1.364%, 02/13/30 (A)	325,000	329,953
8.125%, 07/15/39	165,000	206,490
Constellation Insurance
6.800%, 01/24/30 (B)	380,000	379,621
Credit Suisse Group
7.500%, USSW5 + 4.598%, 06/11/74 (B) (C)	725,000	174,000
Deutsche Bank NY
4.999%, SOFR + 1.700%, 09/11/30 (A)	140,000	140,617
6.819%, SOFR + 2.510%, 11/20/29 (A)	135,000	141,676
Drawbridge Special Opportunities Fund
5.950%, 09/17/30 (B)	315,000	298,456
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/54 (A) (B)	405,000	366,965
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/64 (A) (B)	170,000	168,930
Goldman Sachs Capital I
6.345%, 02/15/34	340,000	356,573
Goldman Sachs Group
2.383%, SOFR + 1.248%, 07/21/32 (A)	410,000	363,047
4.939%, SOFR + 1.330%, 10/21/36 (A)	190,000	184,305
5.065%, SOFR + 1.190%, 01/21/37 (A)	280,000	273,738
5.536%, SOFR + 1.380%, 01/28/36 (A)	265,000	269,335
Goldman Sachs Private Credit
5.050%, 02/23/28 (B)	285,000	281,592
HSBC Holdings
4.398%, SOFR + 0.990%, 03/10/30 (A)	200,000	198,595
5.733%, SOFR + 1.520%, 05/17/32 (A)	370,000	383,308
Jackson Financial
3.125%, 11/23/31	265,000	237,279
Jefferies Financial Group
5.125%, 04/28/31	145,000	142,987
5.500%, 02/15/36	245,000	235,936

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
JPMorgan Chase
4.810%, SOFR + 1.190%, 10/22/36 (A)	$320,000	$310,851
4.876%, TSFR3M + 1.212%, 02/02/37 (A)	120,000	110,870
5.572%, SOFR + 1.680%, 04/22/36 (A)	225,000	231,459
5.766%, SOFR + 1.490%, 04/22/35 (A)	315,000	328,367
Mercury General
4.400%, 03/15/27	139,000	138,480
Morgan Stanley
1.593%, SOFR + 0.879%, 05/04/27 (A)	265,000	264,936
4.238%, SOFR + 0.800%, 01/09/30 (A)	405,000	400,870
5.466%, SOFR + 1.730%, 01/18/35 (A)	265,000	270,024
Morgan Stanley MTN
5.250%, SOFR + 1.870%, 04/21/34 (A)	290,000	292,904
5.831%, SOFR + 1.580%, 04/19/35 (A)	185,000	192,483
Prologis Targeted US Logistics Fund
4.625%, 03/15/33 (B)	255,000	247,927
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/80 (A) (B)	305,000	307,149
Sompo Holdings
5.411%, H15T1Y + 2.130%, 04/22/37 (A) (B)	200,000	196,790
State Street
4.936%, TSFR3M + 1.262%, 06/15/47 (A)	150,000	132,624
UBS Group
7.000%, USISSO05 + 3.321%, 07/08/76 (A) (B) (C)	130,000	131,939
Wells Fargo
4.182%, SOFR + 0.740%, 01/23/30 (A)	235,000	232,921
5.433%, SOFR + 1.230%, 01/23/47 (A)	125,000	118,848
		12,618,351

HEALTH CARE — 2.5%
Amgen
6.375%, 06/01/37	135,000	147,017
Centene
3.000%, 10/15/30	175,000	157,337
4.625%, 12/15/29	340,000	331,465

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
CVS Health
1.875%, 02/28/31	$205,000	$179,758
5.050%, 03/25/48	435,000	375,300
6.750%, H15T5Y + 2.516%, 12/10/54 (A)	140,000	145,044
HCA
3.500%, 07/15/51	305,000	200,845
3.500%, 09/01/30	185,000	175,900
Health Care Service A Mutual Legal Reserve
5.200%, 06/15/29 (B)	210,000	212,919
Horizon Mutual Holdings
6.200%, 11/15/34 (B)	365,000	344,832
PeaceHealth Obligated Group
4.855%, 11/15/32	230,000	230,423
Royalty Pharma
5.200%, 09/25/35	245,000	242,757
		2,743,597

INDUSTRIALS — 2.3%
AerCap Ireland Capital DAC
3.000%, 10/29/28	185,000	178,262
4.950%, 09/10/34	225,000	219,202
6.500%, H15T5Y + 2.441%, 01/31/56 (A)	215,000	218,872
American Airlines Pass Through Trust, Ser 2025-1, Cl A
4.900%, 05/11/38	95,000	92,625
BAE Systems
5.250%, 03/26/31 (B)	220,000	225,265
Eaton
4.200%, 03/06/31	200,000	197,220
Honeywell Aerospace
4.600%, 03/16/33 (B)	170,000	167,848
4.950%, 03/16/36 (B)	280,000	276,822
Jacobs Solutions
4.750%, 03/03/31	260,000	257,305
Leidos
5.000%, 03/15/36	285,000	278,334
SMBC Aviation Capital Finance DAC
5.250%, 11/26/35 (B)	335,000	328,163

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Vertiv Holdings
4.850%, 03/15/36	$195,000	$189,824
		2,629,742

INFORMATION TECHNOLOGY — 2.4%
Broadcom
3.419%, 04/15/33	109,000	99,867
4.926%, 05/15/37 (B)	277,000	269,871
Foundry JV Holdco
6.100%, 01/25/36 (B)	400,000	419,910
Intel
3.250%, 11/15/49	85,000	54,849
Oracle
3.600%, 04/01/40	110,000	79,320
3.800%, 11/15/37	235,000	185,822
4.375%, 05/15/55	110,000	72,473
4.450%, 09/26/30	225,000	217,015
4.800%, 09/26/32	250,000	237,716
5.375%, 09/27/54	130,000	100,068
5.950%, 09/26/55	85,000	71,198
Salesforce
4.650%, 03/15/29	395,000	395,769
5.200%, 03/15/33	315,000	314,437
Sprint Capital
8.750%, 03/15/32	145,000	172,540
		2,690,855

MATERIALS — 1.1%
Anglo American Capital
5.750%, 04/05/34 (B)	325,000	335,311
Braskem Netherlands Finance BV
4.500%, 01/31/30 (B)	205,000	120,950
8.000%, 10/15/34 (B)	150,000	87,750
First Quantum Minerals
7.250%, 02/15/34 (B)	225,000	231,326
8.625%, 06/01/31 (B)	310,000	323,238

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
FMC
8.450%, H15T5Y + 4.366%, 11/01/55 (A)	$205,000	$135,860
		1,234,435

REAL ESTATE — 0.2%
Sabra Health Care
3.900%, 10/15/29	185,000	179,786

UTILITIES — 4.8%
AEP Texas
5.850%, 10/15/55	125,000	120,184
Brooklyn Union Gas
6.415%, 07/18/54 (B)	220,000	223,320
Chile Electricity Lux MPC Sarl
6.010%, 01/20/33 (B)	223,600	232,059
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/56 (A)	275,000	275,144
6.625%, H15T5Y + 2.207%, 05/15/55 (A)	155,000	158,526
Electricite de France
6.125%, 04/22/56 (B)	215,000	208,219
Louisville Gas and Electric
5.450%, 04/15/33	130,000	133,972
NextEra Energy Capital Holdings
5.450%, 03/15/35	375,000	382,343
NiSource
5.350%, 04/01/34	245,000	250,250
NRG Energy
4.955%, 04/30/31 (B)	220,000	218,489
Pacific Gas and Electric
2.100%, 08/01/27	265,000	257,288
2.500%, 02/01/31	205,000	184,409
5.200%, 05/01/36	215,000	209,416
6.100%, 01/15/29	210,000	217,016
PSEG Power
5.750%, 05/15/35 (B)	260,000	264,855
Public Service Company of Oklahoma
5.200%, 01/15/35	122,000	121,158

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
RWE Finance US
5.125%, 09/18/35 (B)	$190,000	$185,026
Sempra
5.250%, 03/15/36	225,000	222,268
Southern Power
4.900%, 10/01/35	180,000	174,309
Virginia Electric and Power
5.000%, 01/15/34	382,000	381,469
Virginia Power Fuel Securitization
5.088%, 05/01/27	98,601	99,306
Vistra Operations
4.700%, 01/31/31 (B)	235,000	231,358
5.250%, 10/15/35 (B)	235,000	228,013
5.700%, 12/30/34 (B)	290,000	292,792
		5,271,189
TOTAL CORPORATE OBLIGATIONS
(Cost $38,805,502)		37,237,854

U.S. TREASURY OBLIGATIONS — 25.3%

U.S. Treasury Bonds
2.000%, 08/15/51	1,525,000	857,276
3.000%, 02/15/49	2,915,000	2,104,152
3.125%, 05/15/48 (D)	2,755,000	2,050,753
4.625%, 11/15/45 to 11/15/55	5,140,000	4,891,199
4.750%, 02/15/56	1,361,000	1,310,388
U.S. Treasury Notes
3.375%, 02/29/28	2,535,000	2,512,819
3.500%, 01/31/28 to 03/15/29	5,003,000	4,955,628
3.750%, 04/30/28 to 02/28/33	2,119,000	2,083,061
3.875%, 04/15/29 to 04/30/31	4,998,000	4,976,199
4.125%, 04/30/33 to 02/15/36	1,255,000	1,231,715
4.250%, 03/31/33	1,340,000	1,343,769
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,931,447)		28,316,959

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

ASSET-BACKED SECURITIES — 4.7%

	Face Amount	Value
Aqua Finance Issuer Trust, Ser 2025-B, Cl A
4.790%, 05/17/51 (B)	$189,484	$189,588
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/32 (B)	75,661	75,881
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (B)	27,484	27,591
ARI Fleet Lease Trust, Ser 2026-A, Cl C
4.610%, 11/15/34 (B)	110,000	108,985
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48 (B)	127,611	122,666
College Ave Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/52 (B)	73,806	66,551
College Ave Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (B)	144,379	131,579
Dell Equipment Finance Trust, Ser 2026-1A, Cl C
4.800%, 12/22/31 (B)	200,000	199,638
DLLAA, Ser 2025-1A, Cl A3
4.950%, 09/20/29 (B)	145,000	146,391
Dllad, Ser 2024-1A, Cl A3
5.300%, 07/20/29 (B)	315,000	319,364
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29 (B)	195,000	196,534
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (B)	20,397	20,134
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/28 (B)	250,000	251,304
Navient Education Loan Trust, Ser 2026-A, Cl A
4.860%, 09/15/56 (B)	245,000	244,058
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (B)	138,552	134,094
Navient Refinance Loan Trust, Ser 2025-B, Cl A
4.720%, 09/15/55 (B)	108,601	107,635
Nelnet Student Loan Trust, Ser 2021-BA, Cl AFL
4.556%, TSFR1M + 0.894%, 04/20/62 (A) (B)	36,676	36,774
Nelnet Student Loan Trust, Ser 2025-CA, Cl A1A
4.670%, 06/22/65 (B)	249,276	245,706
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/45 (B) (E)	134,189	134,933

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/55 (B) (E)	$288,397	$286,878
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/55 (B) (E)	92,609	92,342
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/55 (B) (E)	139,198	139,769
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/55 (A) (B)	131,819	131,786
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	14,866	14,678
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	79,247	75,356
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/35	148,324	149,563
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/35	89,907	89,282
SBA Small Business Investment, Ser 2026-10A, Cl 1
4.626%, 03/10/36	220,000	219,204
SCF Equipment Leasing, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (B)	42,888	42,978
Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/50	197,704	200,210
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/37 (B)	45,633	44,320
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/53 (B)	149,654	136,866
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/53 (B)	54,831	53,531
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (B)	192,073	181,566
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/53 (B)	87,431	80,055
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/56 (B)	109,122	109,640
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/56 (B)	174,705	175,468
Sofi Professional Loan Program Trust, Ser 2018-C, Cl A2FX
3.590%, 01/25/48 (B)	37,911	37,764

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
South Carolina Student Loan, Ser 2015-A, Cl A
5.269%, TSFR1M + 1.614%, 01/25/36 (A)	$6,668	$6,668
Verizon Master Trust, Ser 2025-5, Cl B
4.420%, 06/20/31	130,000	129,538
Wheels Fleet Lease Funding, Ser 2026-1A, Cl C
4.930%, 04/18/39 (B)	125,000	124,593
TOTAL ASSET-BACKED SECURITIES
(Cost $5,301,015)		5,281,461

FOREIGN GOVERNMENT BONDS — 1.0%

MEXICO — 0.9%
Mexico Government International Bond
Callable 11/13/54 @ 100
3.500%, 02/12/34	225,000	192,375
5.375%, 03/22/33	215,000	210,818
6.625%, 01/29/38	315,000	324,545
7.375%, 05/13/55	275,000	291,913
POLAND — 0.1%
Republic of Poland Government International Bond
6.125%, 04/14/56	165,000	165,448
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $1,158,560)		1,185,099

MUNICIPAL BONDS — 0.5%

GEORGIA — 0.3%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A , RB
6.637%, 04/01/57	351,000	371,215
ARIZONA — 0.2%
Maricopa County Industrial Development Authority, RB, RB (B)
Callable 09/01/29 @ 100
7.375%, 10/01/29(B)	195,000	204,948
TOTAL MUNICIPAL BONDS
(Cost $710,097)		576,163
TOTAL INVESTMENTS — 99.0%
(Cost $114,580,250)		$110,875,606

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

Open futures contracts held by the Fund at April 30, 2026 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Notes	62	Jun-2026	$12,883,305	$12,841,750	$(41,555)
U.S. 5-Year Treasury Notes	88	Jun-2026	9,626,675	9,489,563	(137,113)
			$22,509,980	$22,331,313	$(178,668)
Short Contracts
Ultra 10-Year U.S. Treasury Notes	(64)	Jun-2026	$(7,368,131)	$(7,223,000)	$145,131
			$15,141,849	$15,108,313	$(33,537)

Percentages are based on Net Assets of $111,952,677.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at April 30, 2026 was $20,068,544 and represents 17.9% of Net Assets.
(C)	Perpetual security with no stated maturity date.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Cl — Class
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year Rate
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
TBA — To Be Announced
TSFR1M — One Month Term Secured Overnight Financing Rate
TSFR3M — Three Month Term Secured Overnight Financing Rate
UMBS — Uniform Mortgage-Backed Security

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

The following is a summary of the inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$38,278,070	$—	$38,278,070
Corporate Obligations	—	37,237,854	—	37,237,854
U.S. Treasury Obligations	—	28,316,959	—	28,316,959
Asset-Backed Securities	—	5,281,461	—	5,281,461
Foreign Government Bonds	—	1,185,099	—	1,185,099
Municipal Bonds	—	576,163	—	576,163
Total Investments in Securities	$—	$110,875,606	$—	$110,875,606

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$145,131	$–	$–	$145,131
Unrealized Depreciation	(178,668)	–	–	(178,668)
Total Other Financial Instruments	$(33,537)	$–	$–	$(33,537)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
April 30, 2026
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $114,580,250)	$110,875,606
Cash and cash equivalents	3,691,473
Receivable for Investment Securities Sold	1,696,293
Dividends and Interest Receivable	873,599
Reclaims Receivable	11,860
Variation Margin Receivable	8,703
Prepaid Expenses	23,936
Total Assets	117,181,470
Liabilities:
Payable for Investment Securities Purchased	5,119,990
Payable due to Administrator	9,229
Chief Compliance Officer Fees Payable	6,618
Payable due to Trustees	3,486
Investment Advisory Fees Payable	3,467
Other Accrued Expenses	86,003
Total Liabilities	5,228,793
Commitments and Contingencies†
Net Assets	$111,952,677
NET ASSETS CONSIST OF:
Paid-in Capital	$173,146,014
Total Accumulated Losses	(61,193,337)
Net Assets	$111,952,677
I Class Shares
Net Assets	$111,952,671
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,961,522
Net Asset Value, Offering and Redemption Price Per Share	$8.64	*
R Class Shares
Net Assets	$6
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1
Net Asset Value, Offering and Redemption Price Per Share	$6.94	*

†	See Note 5 in the Notes to Financial Statements.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
For the Year Ended For the Six Months Ended April 30, 2026

STATEMENT OF OPERATIONS

Investment Income
Interest	$2,629,050
Total Investment Income	2,629,050
Expenses:
Investment Advisory Fees	223,014
Administration Fees	55,752
Trustees' Fees	12,502
Chief Compliance Officer Fees	7,020
Transfer Agent Fees	33,440
Legal Fees	28,198
Pricing Fees	27,294
Registration Fees	19,235
Audit Fees	14,266
Printing Fees	10,996
Custodian Fees	7,242
Insurance and Other Expenses	15,090
Total Expenses	454,049
Less:
Investment Advisory Fees Waived	(203,172)
Net Expenses	250,877
Net Investment Income	2,378,173
Net Realized Gain (Loss) on:
Investments	136,829
Futures Contracts	(65,308)
Net Realized Gain	71,521
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,168,020)
Futures Contracts	21,251
Net Change in Unrealized Appreciation (Depreciation)	(2,146,769)

Net Realized and Unrealized Loss	(2,075,248)

Net Increase in Net Assets Resulting from Operations	$302,925

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$2,378,173	$4,700,468
Net Realized Gain (Loss)	71,521	(730,315)
Net Change in Unrealized Appreciation (Depreciation)	(2,146,769)	3,308,110
Net Increase in Net Assets Resulting from Operations	302,925	7,278,263
Distributions
I Class Shares	(2,411,358)	(4,483,880)
Total Distributions	(2,411,358)	(4,483,880)
Capital Share Transactions:
I Class Shares:
Issued	—	25,905,914
Reinvestment of Dividends	2,411,358	4,483,880
Redeemed	(280,794)	(19,033,816)
Increase from I Class Shares Capital Share Transactions	2,130,564	11,355,978
R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—
Increase from R Class Shares Capital Share Transactions	—	—
Net Increase in Net Assets from Capital Share Transactions	2,130,564	11,355,978
Total Increase in Net Assets	22,131	14,150,361
Net Assets:
Beginning of Period	111,930,546	97,780,185
End of Period	$111,952,677	$111,930,546

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Shares Issued and Redeemed:
I Class Shares:
Issued	—	3,006,332
Reinvestment of Dividends	278,198	520,526
Redeemed	(31,873)	(2,175,260)
Increase in Shares Outstanding from I Class Share Transactions	246,325	1,351,598
R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—
Increase in Shares Outstanding from R Class Share Transactions	—	—
Net Increase in Shares Outstanding from Share Transactions	246,325	1,351,598

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period/Years

	I Class Shares
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Period/Year	$8.80	$8.60	$8.08	$8.36	$10.26	$10.42
Income from Operations:
Net Investment Income(1)	0.19	0.37	0.34	0.30	0.19	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)	0.18	0.58	(0.27)	(1.91)	(0.09)
Total from Operations	0.03	0.55	0.92	0.03	(1.72)	0.03
Dividends and Distributions from:
Net Investment Income	(0.19)	(0.35)	(0.40)	(0.31)	(0.18)	(0.13)
Net Realized Gains	—	—	—	—	—	(0.06)
Total Dividends and Distributions	(0.19)	(0.35)	(0.40)	(0.31)	(0.18)	(0.19)
Net Asset Value, End of Period/Year	$8.64	$8.80	$8.60	$8.08	$8.36	$10.26
Total Return †	0.34%	6.59%	11.51%	0.19%	(16.88)%	0.30%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$111,953	$111,931	$97,780	$239,319	$293,030	$302,163
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)‡	0.45%**	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	0.81%**	0.82%	0.71%	0.64%	0.62%	0.64%
Ratio of Net Investment Income to Average Net Assets	4.27%**	4.33%	3.95%	3.54%	2.07%	1.20%
Portfolio Turnover Rate†	103%	198%	310%	254%	329%	463%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share data calculated using average shares method.
**	Annualized.
†	Total return and portfolio turnover rate are for the period indicated. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
‡	The share class is expected to run at the expense limit of 0.45%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period/Years

	R Class Shares
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025		Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Period/Year	$7.31	$7.48		$7.27	$7.68	$9.45	$9.57
Income from Operations:
Net Investment Income(1)	0.17	0.35		0.34	0.31	0.22	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	(0.17	)(2)	0.27	(0.41)	(1.81)	(0.09)
Total from Operations	(0.18)	0.18		0.61	(0.10)	(1.59)	0.07
Dividends and Distributions from:
Net Investment Income	(0.19)	(0.35)		(0.40)	(0.31)	(0.18)	(0.13)
Net Realized Gains	—	—		—	—	—	(0.06)
Total Dividends and Distributions	(0.19)	(0.35)		(0.40)	(0.31)	(0.18)	(0.19)
Net Asset Value, End of Period/Year	$6.94	$7.31		$7.48	$7.27	$7.68	$9.45
Total Return †	(2.51)%	2.54%		8.43%	(1.52)%	(16.96)%	0.74%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$—	$—		$—	$—	$—	$—
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)‡	0.45%**	0.45%		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	0.81%**	0.82	%(3)	0.71%	0.64%	0.62%	0.64%
Ratio of Net Investment Income to Average Net Assets	4.72%**	4.78	%(3)	4.40%	3.99%	2.52%	1.65%
Portfolio Turnover Rate†	103%	198%		310%	254%	329%	463%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share data calculated using average shares method.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(3)	Amounts have been revised to reflect an estimation based on I Class Shares.
**	Annualized.
†	Total return and portfolio turnover rate are for the period indicated. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
‡	The share class is expected to run at the expense limit of 0.70% when assets are contributed. Amounts have been revised to reflect an estimation based on I Class Shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the MetLife Core Plus Fund (the “Fund”). The Fund is diversified and its investment objective is to seek to maximize capital appreciation and income. The Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2026, there were no such fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, while generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds managed by the trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Futures Contracts — The Fund utilized futures contracts during the period ended April 30, 2026. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2026.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held as of year-end and throughout the year.

The fair value of derivative instruments as of April 30, 2026, was as follows:

Asset Derivatives				Liability Derivatives
Statement of Assets and Liabilities		Fair Value		Statement of Assets and Liabilities		Fair Value
Interest Rate contracts	Net Assets – Unrealized appreciation on Futures Contracts	$145,131	*	Interest Rate contracts	Net Assets – Unrealized depreciation on Futures Contracts	$(178,668	)*
Total		$145,131				$(178,668)

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2026, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

	Futures
	Contracts	Total
Interest rate contracts	$(65,308)	$(65,308)
Total	$(65,308)	$(65,308)

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

	Futures
	Contracts	Total
Interest rate contracts	$21,251	$21,251
Total	$21,251	$21,251

The following discloses the volume of the Fund’s futures contracts activity during the period ended April 30, 2026. For the period ended April 30, 2026, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$6,878,027
Average Quarterly Notional Balance Short	$(2,065,219)

4. Transactions with Affiliates:

All officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board. For the period ended April 30, 2026, the Fund paid $12,502 and $7,020 for Trustees' Fees and Chief Compliance Officer Fees, respectively.

5. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2026, the Fund incurred and paid $55,752 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund’s R Class Shares’ average net assets. For the period ended April 30, 2026, the R Class Shares incurred no shareholder servicing fees.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under this Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, MetLife Investment Management, LLC, (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2027. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027. Refer to investment advisory fees waived on the Statement of Operations for fees waived for the period ended April 30, 2026. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual operating expenses and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of April 30, 2026, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future recapture to the Adviser were $818,705, expiring in 2026, $402,, expiring in 2027, and $150,074, expiring in 2028. The Adviser is a wholly owned subsidiary of MetLife, Inc., a publicly held company. During the period ended April 30, 2026, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statement of Operations.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2026, were as follows:

	U.S.
	Government	Other	Total
Purchases	$91,706,684	$22,575,697	$114,282,381
Sales	100,234,871	25,836,015	126,070,886

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2025.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

The tax character of dividends and distributions declared during the years ended October 31, were as follows:

	Ordinary Income	Total
2025	$4,483,880	$4,483,880
2024	6,690,249	6,690,249

As of October 31, 2025, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$480,381
Capital Loss Carryforwards Short-Term*	(14,791,207)
Capital Loss Carryforwards Long-Term*	(42,898,115)
Unrealized Depreciation	(1,581,354)
Other Temporary Differences	(294,609)
Total Accumulated Losses	$(59,084,904)

*	The Fund’s utilization of carryforwards will be subject to annual limitations.

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended October 31, 2025, the Fund did not utilize capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2026, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$114,580,250	$678,457	$(4,383,101)	$(3,704,644)

Tax cost on investment is different than book cost because of wash sales and perpetual bond adjustments.

9. Concentration of Shareholders:

At October 31, 2025, 100% of I Class Shares total shares outstanding were held by two record shareholders and 100% of R Class Shares total shares outstanding were held by one record related party shareholder, owning 10% or greater of the aggregate total shares outstanding. These are comprised of omnibus accounts that are held on behalf of various individual shareholders.

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fluctuate in response to changes in interest rates.

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, geopolitical (including war and armed conflict), regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Privately Issued Securities Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Country Risk — Investing in companies and governments poses additional risks since political and economic events unique to a country or region may affect those markets and issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large Purchase and Redemption Risk — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

11. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

12. Recent Accounting Pronouncement:

The Fund adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 3–4, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/ or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

 April 30, 2026

(Unaudited)

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

MetLife Core Plus Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-252-4993

Adviser:

MetLife Investment Management, LLC

One MetLife Way

Whippany, NJ 07981

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

MIM-SA-001-0700

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026